Equity and Other Equity Items - Disclosure of Detailed Information About Dividends Paid (Detail) - Common shares [Member] - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
The Board of Directors Meeting on May 12, 2021
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 377,453
Dividend per share (yen)			¥ 135
Record date			Mar. 31, 2021
Dividends effective date			May 28, 2021
The Board of Directors Meeting on November 4, 2021
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 332,419
Dividend per share (yen)			¥ 120
Record date			Sep. 30, 2021
Dividends effective date			Nov. 25, 2021
The Board of Directors Meeting on May 11, 2022
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 385,792
Dividend per share (yen)		¥ 28
Record date		Mar. 31, 2022
Dividends effective date		May 27, 2022
The Board of Directors Meeting on November 1, 2022
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 342,187
Dividend per share (yen)		¥ 25
Record date		Sep. 30, 2022
Dividends effective date		Nov. 22, 2022
The Board of Directors Meeting on May 10, 2023
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 474,781
Dividend per share (yen)	¥ 35
Record date	Mar. 31, 2023
Dividends effective date	May 26, 2023
The Board of Directors Meeting on November 1, 2023
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 405,416
Dividend per share (yen)	¥ 30
Record date	Sep. 30, 2023
Dividends effective date	Nov. 22, 2023
The Board of Directors Meeting on May 8, 2024
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 606,338
Dividend per share (yen)	¥ 45
Record date	Mar. 31, 2024
Dividends effective date	May 24, 2024